Taxation - Comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
Current year	$ 2,417	$ 1,823	$ 1,200
Adjustment to prior years	28	(187)	(5)
Total	2,445	1,636	1,195
Deferred tax
Origination and reversal of temporary differences	(1,473)	(2,563)	(1,417)
Adjustment to prior years	(34)	135	(158)
Total	(1,507)	(2,428)	(1,575)
Taxation charge/(credit) recognised in the profit for the year	938	(792)	(380)
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	102	(231)	(117)
Equity investments measured at fair value through Other comprehensive income	(1)	15	27
Movement in deferred taxes relating to changes in tax rates			195
Total	101	(216)	105
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on designated liabilities in net investment hedges	(24)	73	43
Fair value movement on cash flow hedges	12		(5)
Movement in deferred taxes relating to changes in tax rates			8
Total	(12)	73	46
Taxation credit/(charge) recognised in Other comprehensive income	$ (89)	$ 143	$ (151)